Financial Statements - Statements of changes in equity - EUR (€)		Total	Capital		Share premium (*)		Equity instruments issued other than capital		Other Equity		Retained earnings		Revaluation reserves		Other reserves		Treasury shares [Member]		Profit or loss attributable to owners of the parent Member		Interim dividends Member		Accumulated other Comprehensive Income [Member]		Non-Controlling interests- Valuation Adjustments		Non-Controlling interests- Rest		Total Member
Balance at beginning at Dec. 31, 2016			€ 3,218,000,000		€ 23,992,000,000		€ 0		€ 54,000,000		€ 23,688,000,000		€ 20,000,000		€ (67,000,000)		€ (48,000,000)		€ 3,475,000,000		€ (1,510,000,000)		€ (5,458,000,000)		€ (2,246,000,000)		€ 10,310,000,000		€ 55,428,000,000
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications			0		0		0		0		(1,813,000,000)		0		7,000,000		0		82,000,000		(111,000,000)		1,836,000,000		817,000,000		(817,000,000)		0
TOTAL RECOGNIZED INCOME/EXPENSES		€ 318,000,000	0		0		0		0		0		0		0		0		3,514,000,000		0		(3,317,000,000)		(1,122,000,000)		1,243,000,000		318,000,000
Changes in equity
Total Changes in Equity			50,000,000		0		0		0		1,872,000,000		(8,000,000)		25,000,000		(48,000,000)		(3,557,000,000)		449,000,000		0		0		(1,207,000,000)		(2,423,000,000)
Issue Of Equity			50,000,000		0		0		0		(50,000,000)		0		0		0		0		0		0		0		0		0
Issuances of preferred shares			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution			0		0		0		0		9,000,000		0		(9,000,000)		0		0		(1,029,000,000)		0		0		(290,000,000)		(1,318,000,000)
Purchase of treasury shares			0		0		0		0		0		0		0		(1,674,000,000)		0		0		0		0		0		(1,674,000,000)
Sale or cancellation of treasury shares			0		0		0		0		1,000,000		0		0		1,626,000,000		0		0		0		0		0		1,627,000,000
Reclassification of financial liabilities to other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries			0		0		0		0		1,902,000,000		(8,000,000)		41,000,000		0		(3,557,000,000)		1,621,000,000		0		0		0		0
Increase/Reduction of equity due to business combinations			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments			0		0		0		(22,000,000)		0		0		0		0		0		0		0		0		0		(22,000,000)
Other increases or (-) decreases in equity			0		0		0		22,000,000		9,000,000		0		(6,000,000)		0		0		(144,000,000)		0		0		(917,000,000)		(1,035,000,000)
Balance at the end at Dec. 31, 2017		53,323,000,000	3,267,000,000	[1]	23,992,000,000	[1]	0	[1]	54,000,000	[1]	23,746,000,000	[1]	12,000,000	[1]	(34,000,000)	[1]	(96,000,000)	[1]	3,514,000,000	[1]	(1,172,000,000)	[1]	(6,939,000,000)	[1]	(2,551,000,000)	[1]	9,529,000,000	[1]	53,323,000,000	[1]
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications			0		0		0		0		(2,579,000,000)		0		9,000,000		0		(5,000,000)		(129,000,000)		1,756,000,000		850,000,000		(822,000,000)		(919,000,000)
Of Which Prospective Changes In Accounting Policies	[2]										(851,000,000)		0		0		0		0		0		(97,000,000)		23,000,000		7,000,000		(919,000,000)
Of which retrospective changes in accounting policies											(1,728,000,000)		0		9,000,000		0		(5,000,000)		(129,000,000)		1,853,000,000		828,000,000		(828,000,000)		0
TOTAL RECOGNIZED INCOME/EXPENSES		3,704,000,000	0		0		0		0		0		0		0		0		5,400,000,000		0		(1,276,000,000)		(1,247,000,000)		827,000,000		3,704,000,000
Changes in equity
Total Changes in Equity			0		0		0		(4,000,000)		180,000,000		(10,000,000)		(23,000,000)		(199,000,000)		(3,514,000,000)		63,000,000		1,096,000,000		540,000,000		(1,364,000,000)		(3,234,000,000)
Issue Of Equity			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuances of preferred shares			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution			0		0		0		0		(992,000,000)		0		(4,000,000)		0		0		(1,109,000,000)		0		0		(378,000,000)		(2,483,000,000)
Purchase of treasury shares			0		0		0		0		0		0		0		(1,684,000,000)		0		0		0		0		0		(1,684,000,000)
Sale or cancellation of treasury shares			0		0		0		0		(24,000,000)		0		0		1,484,000,000		0		0		0		0		0		1,460,000,000
Reclassification of financial liabilities to other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries			0		0		0		0		1,274,000,000		(10,000,000)		(19,000,000)		0		(3,514,000,000)		1,172,000,000		1,096,000,000		540,000,000		(540,000,000)		0
Increase/Reduction of equity due to business combinations			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments			0		0		0		(19,000,000)		0		0		0		0		0		0		0		0		0		(19,000,000)
Other increases or (-) decreases in equity			0		0		0		15,000,000		(77,000,000)		0		0		0		0		0		0		0		(446,000,000)		(508,000,000)
Balance at the end at Dec. 31, 2018		52,874,000,000	3,267,000,000	[3]	23,992,000,000	[3]	0	[3]	50,000,000	[3]	23,076,000,000	[3]	3,000,000	[3]	(58,000,000)	[3]	(296,000,000)	[3]	5,400,000,000	[3]	(1,109,000,000)	[3]	(7,215,000,000)	[3]	(3,236,000,000)	[3]	9,000,000,000	[3]	52,874,000,000	[3]
Changes in Equity Abstract
Adjustments Of Accounting Policies Applications			0		0		0		0		58,000,000		0		0		0		76,000,000		(134,000,000)		0		0		0		0
TOTAL RECOGNIZED INCOME/EXPENSES		4,036,000,000	0		0		0		0		0		0		0		0		3,512,000,000		0		(19,000,000)		(291,000,000)		833,000,000		4,036,000,000
Changes in equity
Total Changes in Equity			0		0		0		6,000,000		3,327,000,000		(3,000,000)		(68,000,000)		234,000,000		(5,400,000,000)		25,000,000		0		0		(106,000,000)		(1,985,000,000)
Issue Of Equity			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuances of preferred shares			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Issuance of other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Period or maturity of other issued equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Conversion of debt on equity			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Common Stock reduction			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Dividend distribution			0		0		0		0		(1,059,000,000)		0		(4,000,000)		0		0		(1,084,000,000)		0		0		(142,000,000)		(2,289,000,000)
Purchase of treasury shares			0		0		0		0		0		0		0		(1,088,000,000)		0		0		0		0		0		(1,088,000,000)
Sale or cancellation of treasury shares			0		0		0		0		13,000,000		0		0		1,322,000,000		0		0		0		0		0		1,335,000,000
Reclassification of financial liabilities to other equity instruments			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Reclassification of other equity instruments to financial liabilities			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Transfers between total equity entries			0		0		0		0		4,360,000,000		(3,000,000)		(66,000,000)		0		(5,400,000,000)		1,109,000,000		0		0		0		0
Increase/Reduction of equity due to business combinations			0		0		0		0		0		0		0		0		0		0		0		0		0		0
Share based payments			0		0		0		(4,000,000)		0		0		0		0		0		0		0		0		0		(4,000,000)
Other increases or (-) decreases in equity			0		0		0		11,000,000		14,000,000		0		1,000,000		0		0		0		0		0		36,000,000		62,000,000
Balance at the end at Dec. 31, 2019		€ 54,925,000,000	€ 3,267,000,000	[4]	€ 23,992,000,000	[4]	€ 0	[4]	€ 56,000,000	[4]	€ 26,402,000,000	[4]	€ 0	[4]	€ (125,000,000)	[4]	€ (62,000,000)	[4]	€ 3,512,000,000	[4]	€ (1,084,000,000)	[4]	€ (7,235,000,000)	[4]	€ (3,526,000,000)	[4]	€ 9,727,000,000	[4]	€ 54,925,000,000	[4]

[1]	(*) Balances as of December 31, 2016 as originally reported in the consolidated Financial Statements for the year 2016.
[2]	(**) The balance as of January 1 , 2018, is the adjusted initial balance less the prospective changes in accounting
[3]	(*) Balances as of December 31, 2017 as originally reported in the consolidated Financial Statements for the year 2017.
[4]	(*) Balances as of December 31, 2018 as originally reported in the consolidated Financial Statements for the year 2018.